Schedule of Investments (unaudited) October 31, 2020	iShares® MSCI USA Mid-Cap Multifactor ETF (Formerly iShares® Edge MSCI Multifactor USA Mid-Cap ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.5%
Expeditors International of Washington Inc.	448	$39,590

Auto Components — 1.1%
BorgWarner Inc.	127	4,442
Lear Corp.	202	24,404

		28,846

Building Products — 3.5%
Carrier Global Corp.	1,906	63,642
Lennox International Inc.	23	6,248
Owens Corning	379	24,813

		94,703

Capital Markets — 2.3%
MarketAxess Holdings Inc.	76	40,953
SEI Investments Co.	448	22,019

		62,972

Chemicals — 2.7%
Celanese Corp.	310	35,188
Eastman Chemical Co.	468	37,833

		73,021

Communications Equipment — 1.9%
F5 Networks Inc.(a)(b)	213	28,316
Juniper Networks Inc.	1,158	22,836

		51,152

Construction & Engineering — 1.4%
Jacobs Engineering Group Inc.	393	37,335

Consumer Finance — 1.2%
Ally Financial Inc.	1,185	31,616

Containers & Packaging — 2.6%
Packaging Corp. of America	326	37,323
Westrock Co.	905	33,983

		71,306

Diversified Financial Services — 2.0%
Equitable Holdings Inc.	1,467	31,526
Voya Financial Inc.	463	22,191

		53,717

Electric Utilities — 3.0%
NRG Energy Inc.	841	26,593
OGE Energy Corp.	704	21,662
Pinnacle West Capital Corp.	395	32,220

		80,475

Electronic Equipment, Instruments & Components — 2.9%
Arrow Electronics Inc.(a)	283	22,043
FLIR Systems Inc.	470	16,304
Keysight Technologies Inc.(a)	378	39,641

		77,988

Equity Real Estate Investment Trusts (REITs) — 6.1%
Healthpeak Properties Inc.	1,173	31,636
Host Hotels & Resorts Inc.	2,163	22,668
Medical Properties Trust Inc.	1,717	30,597
National Retail Properties Inc.	579	18,534
Omega Healthcare Investors Inc.	794	22,875
VEREIT Inc.	3,714	23,027
Vornado Realty Trust	571	17,547

		166,884

Security	Shares	Value

Food Products — 1.8%
Ingredion Inc.	235	$16,659
JM Smucker Co. (The)	294	32,987

		49,646

Gas Utilities — 0.7%
UGI Corp.	603	19,501

Health Care Equipment & Supplies — 5.7%
Cooper Companies Inc. (The)	114	36,372
Masimo Corp.(a)	125	27,977
Varian Medical Systems Inc.(a)	267	46,138
West Pharmaceutical Services Inc.	164	44,619

		155,106

Health Care Providers & Services — 5.9%
DaVita Inc.(a)	308	26,565
Henry Schein Inc.(a)	502	31,917
Molina Healthcare Inc.(a)	176	32,819
Quest Diagnostics Inc.	308	37,619
Universal Health Services Inc., Class B	279	30,564

		159,484

Household Durables — 5.1%
Mohawk Industries Inc.(a)	213	21,980
NVR Inc.(a)	10	39,531
PulteGroup Inc.	896	36,521
Whirlpool Corp.	220	40,691

		138,723

Household Products — 1.6%
Church & Dwight Co. Inc.	500	44,195

Insurance — 2.6%
Erie Indemnity Co., Class A, NVS	89	20,725
Fidelity National Financial Inc.	961	30,070
Hartford Financial Services Group Inc. (The)	524	20,185

		70,980

Interactive Media & Services — 0.8%
Match Group Inc.(a)(b)	198	23,122

IT Services — 6.1%
Akamai Technologies Inc.(a)	357	33,958
Booz Allen Hamilton Holding Corp.	426	33,441
EPAM Systems Inc.(a)	147	45,415
Jack Henry & Associates Inc.	179	26,537
Western Union Co. (The)	1,447	28,130

		167,481

Life Sciences Tools & Services — 2.3%
Bio-Rad Laboratories Inc., Class A(a)	41	24,043
Waters Corp.(a)	172	38,325

		62,368

Machinery — 1.0%
Snap-on Inc.	182	28,670

Media — 2.9%
Cable One Inc.	16	27,710
Discovery Inc., Class A(a)	556	11,254
Discovery Inc., Class C, NVS(a)	1,188	21,764
News Corp., Class A, NVS	1,363	17,896

		78,624

Metals & Mining — 0.9%
Steel Dynamics Inc.	748	23,547

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Mid-Cap Multifactor ETF (Formerly iShares® Edge MSCI Multifactor USA Mid-Cap ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities — 1.5%
Ameren Corp.	507	$41,128

Oil, Gas & Consumable Fuels — 0.9%
Cabot Oil & Gas Corp.	1,396	24,835

Pharmaceuticals — 2.8%
Jazz Pharmaceuticals PLC(a)	197	28,388
Mylan NV(a)	1,810	26,317
Perrigo Co. PLC	465	20,400

		75,105

Professional Services — 0.7%
Robert Half International Inc.	403	20,428

Real Estate Management & Development — 2.1%
CBRE Group Inc., Class A(a)	733	36,943
Jones Lang LaSalle Inc.	181	20,428

		57,371

Road & Rail — 1.5%
Old Dominion Freight Line Inc.	221	42,072

Semiconductors & Semiconductor Equipment — 6.4%
Maxim Integrated Products Inc.	618	43,044
Qorvo Inc.(a)	322	41,010
Skyworks Solutions Inc.	329	46,484
Teradyne Inc.	504	44,276

		174,814

Software — 6.1%
Cadence Design Systems Inc.(a)	473	51,732
Citrix Systems Inc.	254	28,770
NortonLifeLock Inc.	1,568	32,254
Synopsys Inc.(a)	252	53,893

		166,649

Specialty Retail — 1.8%
Best Buy Co. Inc.	446	49,751

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 2.2%
NetApp Inc.	684	$30,021
Seagate Technology PLC	637	30,461

		60,482

Textiles, Apparel & Luxury Goods — 0.4%
Ralph Lauren Corp.	172	11,498

Trading Companies & Distributors — 3.9%
HD Supply Holdings Inc.(a)	570	22,720
United Rentals Inc.(a)	239	42,612
WW Grainger Inc.	115	40,252

		105,584

Total Common Stocks — 99.9% (Cost: $2,524,351)		2,720,769

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	53,084	53,121

Total Short-Term Investments — 1.9% (Cost: $53,126)		53,121

Total Investments in Securities — 101.8% (Cost: $2,577,477)		2,773,890

Other Assets, Less Liabilities — (1.8)%		(50,342)

Net Assets — 100.0%		$2,723,548

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$53,135	(a)	$—	$(9)	$(5)	$53,121	53,084	$22	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Mid-Cap Multifactor ETF (Formerly iShares® Edge MSCI Multifactor USA Mid-Cap ETF)

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,720,769	$—	$—	$2,720,769
Money Market Funds	53,121	—	—	53,121

	$2,773,890	$—	$—	$2,773,890

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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